SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	6 Months Ended	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Class of Warrant or Right [Line Items]
Number of options	$ 1,097,096	$ 1,097,096
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of options	$ 24,739	$ 24,739
Exercise price	$ 23.65	$ 23.65
Warrants outstanding expiry date	Nov. 04, 2023	Nov. 04, 2023
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of options	$ 864,024	$ 864,024
Exercise price	$ 12.60	$ 12.60
Warrants outstanding expiry date	Mar. 29, 2027	Mar. 29, 2027
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of options	$ 208,333	$ 208,333
Exercise price	$ 8.76	$ 8.76
Warrants outstanding expiry date	Sep. 30, 2031	Sep. 30, 2000